Financial instruments (Schedule of foreign currency risk) (Details) - Currency risk [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
USD / CAD exchange rate [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, variance, percentage	10.00%	10.00%
Effect of variance increase on after-tax profit	$ 6.0	$ 3.3
Effect of variance decrease on after-tax profit	$ (7.4)	$ (4.1)
USD / PEN exchange rate [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, variance, percentage	10.00%	10.00%
Effect of variance increase on after-tax profit	$ 4.4	$ 4.4
Effect of variance decrease on after-tax profit	$ (6.2)	$ (5.3)